Lease (Details) - Schedule of amounts recognized in the statement of cash flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Amounts Recognized In The Statement Of Cash Flows Abstract
Cash flows for leases	$ 67